Common stock (Details)	1 Months Ended	6 Months Ended					0 Months Ended	12 Months Ended
	Sep. 30, 2008	Jun. 30, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Apr. 08, 2008 Bear Stearns [Member] Common stock [Member]	Dec. 31, 2008 Bear Stearns [Member] Common stock [Member]	Dec. 31, 2009 Common stock [Member]	Dec. 31, 2008 Common stock [Member]	Dec. 31, 2008 Bear Stearns [Member] Treasury stock, at cost	Dec. 31, 2010 Treasury stock, at cost	Dec. 31, 2009 Treasury stock, at cost	Dec. 31, 2008 Treasury stock, at cost	Dec. 31, 2008 Bear Stearns [Member]
Common shares issued (newly issued or distributed from treasury) [Abstract]
Issued - balance at January 1		3,941,600,000	4,104,933,895	4,104,933,895		3,657,700,000
Newly issued: Common stock: Open market issuance	2,839,000,000	1,633,000,000							163,300,000	283,900,000
JPMorgan Chase common stock newly issued in acquisition of Bear Stearns							20,700,000	20,700,000							26,473,000
Total newly issued									163,300,000	304,600,000
Canceled shares								(20,700,000)
Total issued - balance at December 31			4,104,933,895	4,104,933,895		3,657,700,000
Treasury - balance at January 1		(208,800,000)	(194,639,785)	(162,974,783)		(290,300,000)
Purchase of treasury stock												77,900,000
Share repurchases related to employee stock-based awards												(100,000)	(1,100,000)	(500,000)
Issued from Treasury: Net change from the Bear Stearns mergerasa result of the reissuance of Treasury stock and the Share Exchange agreement											26,500,000
Issued from treasury: Employee benefits and compensation plans												45,300,000	45,700,000	54,400,000
Issued from treasury: Employee stock purchase plans												1,000,000	1,300,000	1,100,000
Total issued from treasury												46,300,000	47,000,000	82,000,000
Total treasury - balance at December 31			(194,639,785)	(162,974,783)		(290,300,000)
Outstanding			3,910,300,000	3,942,000,000	3,732,800,000